UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Independent Franchise Partners, LLP
Address: Level 5
         20 Balderton Street
         London, UK  W1K 6TL

13F File Number:  028-13829

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Kelly Jones
Title:     Chief Operating Officer
Phone:     0044 207 495 9070

Signature, Place, and Date of Signing:

 /s/    John Kelly Jones     London, UK     August 01, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    $3,875,453 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101   210033  3495322 SH       OTHER                 2207510    58216  1229596
APPLE INC                      COM              037833100   205118   351230 SH       OTHER                  237097     7456   106677
BROWN FORMAN CORP              CL B             115637209    46920   484462 SH       OTHER                  227870        0   256592
COLGATE PALMOLIVE CO           COM              194162103   216842  2083019 SH       OTHER                 1403207    43660   636152
DENTSPLY INTL INC NEW          COM              249030107    43354  1146628 SH       OTHER                  543498        0   603130
EBAY INC                       COM              278642103   235730  5611300 SH       OTHER                 3696056   109279  1805965
GENERAL MLS INC                COM              370334104    50693  1315338 SH       OTHER                  621090        0   694248
JOHNSON & JOHNSON              COM              478160104   282803  4185966 SH       OTHER                 2682968    74424  1428574
KELLOGG CO                     COM              487836108   248741  5042392 SH       OTHER                 3273099    93444  1675849
KIMBERLY CLARK CORP            COM              494368103    53903   643470 SH       OTHER                  304001        0   339469
KRAFT FOODS INC                CL A             50075N104   256916  6652410 SH       OTHER                 4314199   123650  2214561
MCGRAW HILL COS INC            COM              580645109   283899  6308872 SH       OTHER                 4189426   127076  1992370
MICROSOFT CORP                 COM              594918104   206233  6741851 SH       OTHER                 4503589   138901  2099361
MOODYS CORP                    COM              615369105   239638  6556460 SH       OTHER                 4318162   128534  2109764
MSCI INC                       COM              55354G100   149975  4408463 SH       OTHER                 2924532    89069  1394862
PEPSICO INC                    COM              713448108    59176   837488 SH       OTHER                  396008        0   441480
PHILIP MORRIS INTL INC         COM              718172109   339780  3893885 SH       OTHER                 2578130    77274  1238481
PROCTER & GAMBLE CO            COM              742718109   261408  4267893 SH       OTHER                 2800049    82601  1385243
REYNOLDS AMERICAN INC          COM              761713106    45209  1007560 SH       OTHER                  476377        0   531183
SCOTTS MIRACLE GRO CO          CL A             810186106   230073  5595184 SH       OTHER                 3703569   111055  1780560
STRAYER ED INC                 COM              863236105    42729   391940 SH       OTHER                  185219        0   206721
VERISK ANALYTICS INC           CL A             92345Y106   166280  3375563 SH       OTHER                 2247628    68768  1059167